RESTRICTED CASH (Details Textual) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Portigon Ag Credit Facility [Member]	Dec. 31, 2012 Piraeus Bank [Member] April 10, 2013 [Member]
Restricted Cash [Line Items]
Retention Accounts	$ 0	$ 1,311
Waiver on Minimum Liquidity Amount			250
Letters Of Guarantee Amount	31	31
Payments For Trade Debt Of Vessels				280
Payments For Outstanding Loan Liabilities				$ 1,031